DEFERRED REVENUES (Details Narrative) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Apr. 01, 2024
Notes and other explanatory information [abstract]
Deferred revenues	$ 611,260	$ 505,424	$ 322,826